May 24, 2019

Peter J. Shea

peter.shea@klgates.com

Tel: 1-212-536-3988

Fax: 1-212-536-3901

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Infusive US Trust
Initial Registration Statement on Form N-1A

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Infusive US Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), is the Trust’s initial Registration Statement on Form N-1A, including the exhibits thereto. Prior to this filing, the Trust transmitted for filing with the Securities and Exchange Commission under the 1940 Act the Trust’s Notification of Registration on Form N-8A.

Please do not hesitate to call me at (212) 536-3988 or, in my absence, Alyssa King at (202) 778-9478 if you have any questions regarding the foregoing.

Sincerely,

/s/ Peter J. Shea

Peter J. Shea, Esq.

Attachment

K&L Gates LLP

599 Lexington Avenue New York NY 10022-6030

T +1 212 536 3900 F +1 212 536 3901 klgates.com